Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.65	$ 0.56	$ 0.49
Shares of stock pursuant to dividend reinvestment plan	125,960	98,318	72,543
Shares of stock pursuant to exercise of stock options	5,078	5,120	7,633
Net change in fair value of available-for-sale securities, tax | $	$ (338)	$ (2,006)	$ (106)
Shares of stock pursuant to stock split		2,564,091
Stock split, conversion ratio		1.3333
Common Stock
Shares of stock pursuant to dividend reinvestment plan	125,960	98,318	72,543
Shares of stock pursuant to exercise of stock options	5,078	5,120	7,633
Shares of stock pursuant to stock split		2,564,091
Additional Paid-In Capital
Shares of stock pursuant to dividend reinvestment plan	125,960	98,318	72,543
Shares of stock pursuant to exercise of stock options	5,078	6,120	7,633
Retained Earnings
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.65	$ 0.56	$ 0.49
Net Unrealized Gain (Loss) On Available-For-Sale Securities
Net change in fair value of available-for-sale securities, tax | $	$ (338)	$ (2,006)	$ (106)